EARNINGS PER SHARE BASIC AND DILUTED (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
SCHEDULE OF POTENTIAL DILUTIVE SHARES

The following potentially dilutive securities have been excluded from the computation of diluted weighted average shares outstanding as they would be anti-dilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Options to purchase Common Stock	22,620	—	22,620	—
PIPE Convertible Notes(1)	51,088	134,000	51,088	134,000
Series A Preferred Shares	298,732	—	298,732	—
Common Stock - Series A Preferred Warrants	5,869	—	5,869	—
Common Stock - Series A Warrants	—	28,182	—	28,182
Common Stock - Series B warrants	—	31,000	—	31,000
Earnout shares	90,000	90,000	90,000	90,000
Underwriter warrants	12,650	12,650	12,650	12,650
Totals	480,959	295,832	480,959	295,832

(1)	Does not include shares for interest or make-whole amounts as the number of shares is undeterminable since the calculation is based on variable floating factors.

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was anti-dilutive due to the Company’s net loss position even though the exercise price could be less than the average market price of the common shares:

Stock Options	22,620
PIPE Convertible Notes(1)	18,574
Common Stock - Series A warrants	28,182
Common stock - Series B warrants	31,000
Earnout shares - Earned in three Tranches over three years (assumes achievement of revenue and VWAP targets)	90,000
Underwriter warrants to I-Bankers convertible at $12.00/common share	12,650
Total dilutive	203,026

(1)	Does not include shares for interest or make-whole amounts as the number of shares is undeterminable since the calculation is based on variable floating factors